37. Related Party Transactions (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
DisclosureOfPerformanceBondsLineItems [Line Items]
Amount endorsement	R$ 133,406
Performance Bond Company
DisclosureOfPerformanceBondsLineItems [Line Items]
Performance bond company name	Matrinchã Transmissora
Final maturity	Mar. 31, 2019
Amount insured	R$ 90,000
Endorsement percent, Copel GeT	49.00%
Amount endorsement	R$ 44,100
Performance Bond Company
DisclosureOfPerformanceBondsLineItems [Line Items]
Performance bond company name	Guaraciaba Transmissora
Final maturity	Apr. 30, 2019
Amount insured	R$ 47,000
Endorsement percent, Copel GeT	49.00%
Amount endorsement	R$ 23,030
Performance Bond Company
DisclosureOfPerformanceBondsLineItems [Line Items]
Performance bond company name	Paranaíba Transmissora
Final maturity	Jul. 26, 2018
Amount insured	R$ 48,000
Endorsement percent, Copel GeT	24.50%
Amount endorsement	R$ 11,760
Performance Bond Company
DisclosureOfPerformanceBondsLineItems [Line Items]
Performance bond company name	Mata de Santa Genebra
Final maturity	May 26, 2018
Amount insured	R$ 78,300
Endorsement percent, Copel GeT	50.10%
Amount endorsement	R$ 39,228
Performance Bond Company
DisclosureOfPerformanceBondsLineItems [Line Items]
Performance bond company name	Cantareira Transmissora
Final maturity	Nov. 30, 2018
Amount insured	R$ 31,200
Endorsement percent, Copel GeT	49.00%
Amount endorsement	R$ 15,288